Expense Example - Invesco VI Balanced-Risk Allocation Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	82	352	643	1,472	107	430	776	1,752